Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,012,605	$ 5,525,094	$ 5,856,242
Contracts and grants receivable	345,420	$ 794,767	867,086
Taxes receivable			750,356
Prepaid expenses	131,546	$ 172,928	135,391
Total current assets	5,489,571	6,492,789	7,609,075
Office furniture and equipment, net	57,176	51,510	23,868
Intangible assets, net	355,910	409,949	632,512
Total assets	5,902,657	6,954,248	8,265,455
Current liabilities:
Accounts payable	2,543,942	3,003,545	1,520,290
Warrant liability	5,152,367	3,789,562	8,281,247
Accrued compensation	32,189	315,030	233,739
Total current liabilities	$ 7,728,498	$ 7,108,137	$ 10,035,276
Commitments and contingencies
Shareholders' deficiency:
Preferred stock; 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000 shares authorized in March 31, 2015, December 2014 and 2013, respectively; 25,339,364 shares , 23,936,568 shares and 19,626,439 shares issued and outstanding in March 31, 2015, December 2014 and 2013, respectively	$ 25,340	$ 23,937	$ 19,626
Additional paid-in capital	141,764,490	138,868,523	130,549,930
Accumulated deficit	(143,615,671)	(139,046,349)	(132,339,377)
Total shareholders' deficiency	(1,825,841)	(153,889)	(1,769,821)
Total liabilities and shareholders' deficiency	$ 5,902,657	$ 6,954,248	$ 8,265,455